Discontinued Operations - Summary of cash flow information of the discontinued operation (Details) - The OUTNET, disposal group € in Thousands	12 Months Ended
Jun. 30, 2026 EUR (€)
Consolidated Statement of Cash Flow Data:
Net cash (outflow) from operating activities	€ (2,486)
Net cash inflow from investing activities	10,681
Net cash inflow from discontinued operations	€ 8,195